Long Term Debt (LLC) - Narrative (Details) - USD ($)						3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Feb. 06, 2026	Dec. 19, 2025	Jun. 14, 2024	May 31, 2017	May 31, 2013	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Debt Instrument [Line Items]
Net proceeds from debt issued								$ 0	$ 594,000,000	$ 0	$ 517,300,000	$ 0
Amounts outstanding												$ 511,112,000
Interest expense						$ 21,000,000	$ 13,700,000		34,900,000	28,600,000
Amortization / write-off of discounts and deferred financing costs						$ 10,000,000	600,000		$ 11,000,000	1,300,000
Line of Credit Facility, Expiration Date												Dec. 13, 2029
Deferred Costs											4,200,000	$ 2,500,000	$ 4,200,000
Line of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding												56,400,000
Secured Debt | 2023 Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal amount											$ 203,300,000		203,300,000
Letter of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding												3,600,000
Revolving Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date				Jun. 30, 2024	Aug. 01, 2024
Line of Credit Facility, Capacity Available for Specific Purpose Other than for Trade Purchases				$ 15,500,000	$ 4,500,000
Line of Credit Facility, Interest Rate at Period End					2.10%
Revolving Credit Facility | States [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding												0
Long-Term Line of Credit							$ 35,000,000			$ 35,000,000
Line of Credit Facility, Capacity Available for Specific Purpose Other than for Trade Purchases												$ 35,000,000
Line of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date												Oct. 31, 2029
Interest Expense, Borrowings												$ 54,800,000	$ 21,900,000
Line of Credit | Term Loan Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment, Principal												1,200,000
Line of Credit Facility, Periodic Payment												$ 100,000
Debt Instrument, Interest Rate During Period												0.50%
Line of Credit | Senior Credit Facilities
Debt Instrument [Line Items]
Effective interest rate						7.39%			7.39%		11.30%	10.80%	11.30%
Debt instrument, increased interest, percent		2.00%
Line of Credit | Senior Credit Facilities | Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%
Line of Credit | Senior Credit Facilities | One-Month SOFR
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Variable rate floor		0.00%
Line of Credit | Senior Credit Facilities | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate		2.25%
Line of Credit | Senior Credit Facilities | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate		3.25%
Variable rate floor		0.00%
Line of Credit | Senior Credit Facilities | SOFR | Subsequent Event
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%
Line of Credit | Secured Debt | 2023 Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal amount			$ 259,000,000					203,300,000
Line of Credit | Secured Debt | Initial Term Facility
Debt Instrument [Line Items]
Aggregate principal amount		$ 600,000,000
Issuance discount percentage		1.00%
Net proceeds from debt issued		$ 594,000,000
Amounts outstanding						$ 600,000,000			$ 600,000,000
Prepayment premium percent		1.00%
Annual amortization rate		1.00%
Line of Credit | Delayed Draw Term Loan | 2023 Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal amount								55,000,000
Line of Credit | Letter of Credit | Revolving Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 50,000,000
Line of Credit | Revolving Credit Facility | Revolving Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 250,000,000
Amounts outstanding						$ 0			$ 0
Minimum borrowings percent of aggregate amount		40.00%
Maximum first lien debt to Adjusted EBITDA ratio		7.5
Line of Credit | Revolving Credit Facility | 2023 Revolving Facility
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 35,000,000
Increase (decrease) in maximum borrowing capacity			$ 25,000,000
Line of Credit | Swingline Loan | Revolving Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 25,000,000
Subsidiaries [Member] | Senior Secured Term Loans [Member]
Debt Instrument [Line Items]
Aggregate principal amount											$ 259,000,000		$ 259,000,000
Subsidiaries [Member] | Senior secured revolving line of credit
Debt Instrument [Line Items]
Aggregate principal amount											60,000,000		60,000,000
Subsidiaries [Member] | Senior secured delayed draw term loan
Debt Instrument [Line Items]
Aggregate principal amount											$ 55,000,000		$ 55,000,000
Maximum [Member] | Revolving Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate at Period End				8.50%
Minimum [Member] | Revolving Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate at Period End				7.50%